Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2017
Fair value measurement
Schedule of assets and liabilities that are measured at fair value on a recurring basis

		Fair value measurement at reporting date using
Description	Fair value as of December 31, 2016	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Assets:
Cash equivalents
Time deposits	4,472,900	—	4,472,900	—
Restricted cash	2,293,640	—	2,293,640	—
Short-term investments
Time deposits	3,512,000	—	3,512,000	—
Wealth management products	3,036,001	—	3,036,001	—
Investment securities
Listed equity securities	1,059,632	1,059,632	—	—

Total assets	14,374,173	1,059,632	13,314,541	—

Liabilities:
Unsecured senior notes	(6,750,950)	—	(6,750,950)	—

		Fair value measurement at reporting date using
Description	Fair value as of December 31, 2017	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Assets:
Cash equivalents
Time deposits	5,076,650	—	5,076,650	—
Money market funds	1,372,182	1,372,182	—	—
Restricted cash	4,110,210	—	4,110,210	—
Short-term investments			—	—
Time deposits	5,098	—	5,098	—
Wealth management products	8,582,754	—	8,582,754	—
Investment securities
Listed equity securities	10,027,813	10,027,813	—	—

Total assets	29,174,707	11,399,995	17,774,712	—

Liabilities:
Unsecured senior notes	(6,527,960)	—	(6,527,960)	—

Schedule of carrying amount and fair value of available-for-sale securities

	Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Provision for decline in value	Fair Value
	RMB	RMB	RMB	RMB	RMB

December 31, 2016	1,181,710	116,434	(37,551)	(200,961)	1,059,632

December 31, 2017	9,087,935	1,476,834	(513,047)	(23,909)	10,027,813